GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL
	As of December 31,
	2025	2024
Goodwill	$1,118,038	$1,118,038
Less: accumulated impairment losses	(1,118,038)	—
Total	$—	$1,118,038